Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Performance shares granted
(a)	Performance shares granted as of December 31, 2025 are as follows:

	Expired	Not expired
Type	Cash-settled share-based payment
Performance conditions	Relative stock price linked (20.0%), management index (80.0%)
Exercising period	4 years from the commencement date of the year to which the grant date belongs
Estimated number of shares vested at December 31, 2025	880,880 shares	2,069,238 shares
Fair value per share in Korean won (*)	~~W~~ 37,387, ~~W~~ 37,081, ~~W~~ 38,156, ~~W~~ 50,444 and ~~W~~ 77,757 for the expiration of exercising period from 2021 to 2025	~~W~~ 76,900

(*)
Based on performance-based stock compensation, the reference stock price (the arithmetic average of the weighted average share price of transaction volume for the past two months, the past one month, and the past one week from the day before the base date) of four years after the commencement of the grant year is paid in cash, and the fair value of the reference stock price to be paid in the future is assessed as the closing price of the settlement.

Summary of Share-based compensation costs
(b)	Share-based compensation costs for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	5,123	36,751	41,874

	2024
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	4,950	41,686	46,636

	2025
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	10,979	95,163	106,142

Summary of Accrued expenses and the intrinsic value
(c)	Accrued expenses recognized related to share-based payment transactions as of December 31, 2023, 2024 and 2025 are as follows:

	2023
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	16,079	111,056	127,135

	2024
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	16,396	135,356	151,752

	2025
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	22,537	197,518	220,055